ALLOWANCE FOR EXPECTED CREDIT LOSSES (Details) $ in Thousands	6 Months Ended
Jun. 30, 2022 USD ($)
Disclosure of Allowance for Expected Credit Losses by Balance Sheet Items [Line Items]
Allowance for credit loss, beginning balance	$ 6,988
Net investment in lease, allowance for credit loss, beginning balance	1,263
Accounts receivable, allowance for credit loss, derecognition of related party balance	(3,200)
Allowance recorded in net income of associated companies	(582)
Allowance for credit loss, ending balance	3,206
Net investment in lease, allowance for credit loss, ending balance	226
Trade receivables
Disclosure of Allowance for Expected Credit Losses by Balance Sheet Items [Line Items]
Allowance for credit loss, beginning balance	96
Accounts receivable, allowance for credit loss, derecognition of related party balance	0
Allowance recorded in net income of associated companies	(4)
Allowance for credit loss, ending balance	92
Other receivables
Disclosure of Allowance for Expected Credit Losses by Balance Sheet Items [Line Items]
Allowance for credit loss, beginning balance	486
Accounts receivable, allowance for credit loss, derecognition of related party balance	0
Allowance recorded in net income of associated companies	477
Allowance for credit loss, ending balance	963
Related Party receivables
Disclosure of Allowance for Expected Credit Losses by Balance Sheet Items [Line Items]
Allowance for credit loss, beginning balance	3,255
Accounts receivable, allowance for credit loss, derecognition of related party balance	(3,200)
Allowance recorded in net income of associated companies	(10)
Allowance for credit loss, ending balance	45
Investment in sales-type, direct financing leases and leaseback assets
Disclosure of Allowance for Expected Credit Losses by Balance Sheet Items [Line Items]
Net investment in lease, allowance for credit loss, beginning balance	1,263
Accounts receivable, allowance for credit loss, derecognition of related party balance	0
Allowance recorded in net income of associated companies	(1,037)
Net investment in lease, allowance for credit loss, ending balance	226
Other long-term assets
Disclosure of Allowance for Expected Credit Losses by Balance Sheet Items [Line Items]
Allowance for credit loss, beginning balance	1,888
Accounts receivable, allowance for credit loss, derecognition of related party balance	0
Allowance recorded in net income of associated companies	(8)
Allowance for credit loss, ending balance	$ 1,880